Allowance for Credit Losses (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Term To Charge Off Finance Receivables									greater than 120 days past due
Number Of Days At Which Finance Receivables Impaired									when an account is deemed to be uncollectible or when an account is 120 days delinquent
Allowance for credit losses, finance receivables
Beginning balance				$ 373				$ 321	$ 373	$ 321
Charge-offs									(443)	(336)
Recoveries									122	126
Provision for credit losses									438	274
Other									(6)	(12)
Ending balance	$ 484				$ 373				484	373	$ 321
Analysis of ending balance of allowance for credit losses, finance receivables
Collective impairment allowance	463				350				463	350
Specific impairment allowance	21				23				21	23
Ending balance	484				373				484	373	321
Analysis of ending balance of finance receivables
Collectively evaluated for impairment	102,991				96,687				102,991	96,687
Specifically evaluated for impairment	474				509				474	509
Financing Receivables	103,465				97,196				103,465	97,196
Allowance for credit losses, net investment in operating leases
Beginning balance				49				38	49	38
Charge-offs									(175)	(123)
Recoveries									81	62
Other									0	(1)
Ending balance	64				49				64	49	38
Analysis of ending balance of allowance for credit losses, net investment in operating leases
Collective impairment allowance	64				49				64	49
Specific impairment allowance	0				0				0	0
Ending balance	64				49				64	49	38
Analysis of ending balance of net investment in operating leases
Collectively evaluated for impairment	27,273				25,128				27,273	25,128
Individually evaluated for impairment	0				0				0	0
Net investment in operating leases before allowance for credit losses	27,273				25,128				27,273	25,128
Total allowance
Beginning balance				422				359	422	359
Charge-offs									(618)	(459)
Recoveries									203	188
Provision for credit losses	144	$ 138	$ 137	128	108	$ 100	$ 72	67	547	347	197
Other									(6)	(13)
Ending balance	548				422				548	422	359
Analysis of Ending Balance of Finance Receivables and Net Investment in Operating Leases [Abstract]
Collective impairment allowance	527				399				527	399
Specific impairment allowance	21				23				21	23
Ending balance	548				422				548	422	359
Ending balance, net of allowance for credit losses	102,981				96,823				102,981	96,823
Ending balance, net investment in operating leases	27,209				25,079				27,209	25,079
Net Investment in Operating Leases [Member]
Allowance for credit losses, finance receivables
Provision for credit losses									109	73
Consumer Segment [Member]
Allowance for credit losses, finance receivables
Beginning balance				357				305	357	305
Charge-offs									(435)	(333)
Recoveries									116	120
Provision for credit losses									436	276
Other									(5)	(11)
Ending balance	469				357				469	357	305
Analysis of ending balance of allowance for credit losses, finance receivables
Collective impairment allowance	450				338				450	338
Specific impairment allowance	19				19				19	19
Ending balance	469				357				469	357	305
Analysis of ending balance of finance receivables
Collectively evaluated for impairment	64,971				59,574				64,971	59,574
Specifically evaluated for impairment	367				375				367	375
Financing Receivables	65,338				59,949				65,338	59,949
Analysis of Ending Balance of Finance Receivables and Net Investment in Operating Leases [Abstract]
Ending balance, net of allowance for credit losses	64,869				59,592				64,869	59,592
Non-Consumer Segment [Member]
Allowance for credit losses, finance receivables
Beginning balance				$ 16				$ 16	16	16
Charge-offs									(8)	(3)
Recoveries									6	6
Provision for credit losses									2	(2)
Other									(1)	(1)
Ending balance	15				16				15	16	16
Analysis of ending balance of allowance for credit losses, finance receivables
Collective impairment allowance	13				12				13	12
Specific impairment allowance	2				4				2	4
Ending balance	15				16				15	16	$ 16
Analysis of ending balance of finance receivables
Collectively evaluated for impairment	38,020				37,113				38,020	37,113
Specifically evaluated for impairment	107				134				107	134
Financing Receivables	38,127				37,247				38,127	37,247
Analysis of Ending Balance of Finance Receivables and Net Investment in Operating Leases [Abstract]
Ending balance, net of allowance for credit losses	$ 38,112				$ 37,231				$ 38,112	$ 37,231